November 21, 2019

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Capital Group Central Cash Fund
File No. 811-23391

Dear Sir or Madam:

Enclosed is the following:

Registration statement (Part B) Supplement
dated November 22, 2019

for Registration statement (Part B)
dated February 22, 2019.

This filing is being made to supplement the fund’s registration statement to update information in the "Price of shares" section of the Registration statement (Part B).

Steven I. Koszalka Secretary